Reserves for Losses and Adjustment Expenses Short-duration insurance contracts - Reconciliation of Claims Development (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		$ 3,151.6		$ 4,484.0
Reinsurance recoverable on unpaid losses		4,897.7		3,298.1
Unallocated claims incurred		41.4		56.6
Carbon syndicate reserves		5.2		1.0
Other		1.6		0.2
Liability for unpaid claims and claim adjustment expense, aggregate reconciling items		(338.4)		(170.3)
Losses and loss adjustment expenses	$ 7,740.9	7,710.9	$ 7,511.8	7,611.8	$ 7,165.3	$ 6,951.8
Property Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		259.0		289.3
Casualty Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		457.3		725.6
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		163.7		427.9
Financial and Professional Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		671.9		808.7
Insurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		1,551.9		2,251.5
Reinsurance recoverable on unpaid losses		2,907.8		2,117.4
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		677.9		784.9
Casualty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		571.6		975.3
Specialty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		350.2		472.3
Reinsurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance		1,599.7		2,232.5
Reinsurance recoverable on unpaid losses		1,989.9		1,180.7
Insurance lines other than short-duration
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other reinsurance balances recoverable		(429.3)		(286.4)
Losses and loss adjustment expenses		$ 42.7		$ 58.3